Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive (loss) income, net of tax, attributable to Federated shareholders are as follows:

in thousands	Unrealized Loss on Interest Rate Swap	Unrealized Gain (Loss) on Securities Available for Sale	Foreign Currency Translation (Loss) Gain	Total
Balance at January 1, 2010	$0	$424	$1,090	$1,514
Change in fair value[1]	(11,828)	3,642	0	(8,186)
Reclassification adjustment[2]	4,201	(802)	0	3,399
Loss on currency conversion[3]	0	0	(422)	(422)
Balance at December 31, 2010	(7,627)	3,264	668	(3,695)
Change in fair value[1]	(7,373)	(1,449)	0	(8,822)
Reclassification adjustment[2]	5,366	(1,490)	0	3,876
Gain on currency conversion[3]	0	0	29	29
Balance at December 31, 2011	(9,634)	325	697	(8,612)
Change in fair value[1]	(2,193)	5,535	0	3,342
Reclassification adjustment[2]	4,756	(2,216)	(44)	2,496
Loss on currency conversion[3]	0	0	(163)	(163)
Balance at December 31, 2012	$(7,071)	$3,644	$490	$(2,937)

1
The tax benefit related to the change in fair value of the interest rate swap was $(1,060), $(4,390) and $(6,369) for 2012, 2011 and 2010, respectively. The tax expense (benefit) related to the change in fair value of securities available for sale was $3,474, $(1,337) and $2,640 for 2012, 2011 and 2010, respectively.

2
The tax expense related to the reclassification adjustments for the interest rate swap was $2,560, $2,889 and $2,262 for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for securities available for sale was $(1,192), $(802) and $(431) for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for foreign currency translation was $(24) for 2012.

3	The tax expense (benefit) related to the foreign currency translation gain/loss was $16, $(251) and $(227) for 2012, 2011 and 2010, respectively.